Loan from Marine Thinking (the "Target") (Details) - USD ($)			6 Months Ended	12 Months Ended
	Mar. 03, 2026	Dec. 31, 2025	Mar. 31, 2026	Sep. 30, 2025
Loan from Marine Thinking (the "Target") (Details) [Line Items]
Payment of monthly extension fee			$ 150,000	$ 750,000
Principal amount price per share (in Dollars per share)	$ 10
Outstanding amount		$ 0	$ 150,000
Target Extension Notes [Member]
Loan from Marine Thinking (the "Target") (Details) [Line Items]
Payment of monthly extension fee	$ 150,000